Short Term Debt	12 Months Ended
Dec. 31, 2017
Short Term Debt/Long Term Debt [Abstract]
SHORT TERM DEBT
NOTE 10:-	SHORT TERM DEBT

		Interest
	Linkage	rate	December 31,
	basis	%	2016	2017
Short-term credit from banks	USD	U.S Prime -0.2	$996	$2,125
Short-term credit from banks	NIS	2	-	618
Short-term loans from banks	NIS	1.6-2	155	259
Other			36	-
Current maturities of long-term loans from financial institution	NIS	2.6-3	4,458	6,769
			$5,645	$9,771